Restricted net assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Restricted net assets
Percentage of annual after-tax profit required to be allocated to general reserve	10.00%	10.00%
Limit of general reserve as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%	50.00%
Minimum percentage of annual after-tax profit required to be provided to statutory reserves	10.00%	10.00%
Limit of statutory reserve as a percentage of registered capital, after which allocations to statutory reserves are no longer required	50.00%	50.00%
Appropriations to statutory reserves	$ 465	¥ 3,011	¥ 0	¥ 1,136
Amount of restricted net assets of the Company's PRC subsidiaries and the Affiliated PRC Entities	$ 34,925		¥ 171,009		¥ 226,235